Accumulated other comprehensive income/ (loss) (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total	$ 233	$ (6,622)
Attributable to Dryships
Cash flows hedges realized gain/(loss)	225	(8,570)
Actuarial pension gain	8	1,948
Total	233	(6,622)
Attributable to non controlling interest
Cash flows hedges realized gain/(loss)	0	(5,878)
Actuarial pension gain	0	1,336
Total	0	(4,542)
Total
Cash flows hedges realized gain/(loss)	225	(14,448)
Actuarial pension gain	8	3,284
Total	$ 233	$ (11,164)